United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2025

Date of reporting period: September 30, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.84%
Communication Services - 22.40%
Entertainment - 16.87%
ROBLOX Corp., Class AA	276,937	$12,257,232
Roku, Inc.A	266,589	19,903,535

		32,160,767

Interactive Media & Services - 3.76%
Meta Platforms, Inc., Class A	7,712	4,414,657
Pinterest, Inc., Class AA	85,426	2,765,239

		7,179,896

Media - 1.77%
Trade Desk, Inc., Class AA	30,740	3,370,641

Total Communication Services		42,711,304

Consumer Discretionary - 18.21%
Automobiles - 15.36%
Tesla, Inc.A	111,967	29,293,926

Broadline Retail - 0.48%
Amazon.com, Inc.A	4,921	916,930

Hotels, Restaurants & Leisure - 2.37%
DraftKings, Inc., Class AA	115,047	4,509,843

Total Consumer Discretionary		34,720,699

Financials - 17.67%
Capital Markets - 11.72%
Coinbase Global, Inc., Class AA	73,539	13,102,443
Robinhood Markets, Inc., Class AA	394,821	9,246,708

		22,349,151

Consumer Finance - 1.06%
SoFi Technologies, Inc.A B	256,302	2,014,534

Financial Services - 4.89%
Block, Inc.A	138,972	9,329,190

Total Financials		33,692,875

Health Care - 16.74%
Biotechnology - 11.56%
Beam Therapeutics, Inc.A B	99,484	2,437,358
Intellia Therapeutics, Inc.A	273,591	5,622,295
Moderna, Inc.A	22,721	1,518,444
Natera, Inc.A	8,484	1,077,044
Prime Medicine, Inc.A B	76,427	295,773
Recursion Pharmaceuticals, Inc., Class AA B	588,255	3,876,600
Twist Bioscience Corp.A	85,429	3,859,682
Veracyte, Inc.A	97,975	3,335,069

		22,022,265

Health Care Equipment & Supplies - 0.28%
Cerus Corp.A	310,773	540,745

Life Sciences Tools & Services - 4.90%
10X Genomics, Inc., Class AA	245,969	5,553,980
Pacific Biosciences of California, Inc.A B	620,226	1,054,384
Tempus AI, Inc.A B	48,336	2,735,818

		9,344,182

Total Health Care		31,907,192

Industrials - 0.76%
Aerospace & Defense - 0.76%
Archer Aviation, Inc., Class AA	478,411	1,449,585

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September, 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.84% (continued)
Information Technology - 15.06%
Semiconductors & Semiconductor Equipment - 3.15%
Advanced Micro Devices, Inc.A	15,678	$2,572,446
Teradyne, Inc.	25,568	3,424,322

		5,996,768

Software - 11.91%
PagerDuty, Inc.A	252,929	4,691,833
Palantir Technologies, Inc., Class AA	236,221	8,787,421
UiPath, Inc., Class AA	432,412	5,534,874
Unity Software, Inc.A B	163,288	3,693,575

		22,707,703

Total Information Technology		28,704,471

Total Common Stocks (Cost $134,865,717)		173,186,126

FOREIGN COMMON STOCKS - 8.13%
Health Care - 4.22%
Biotechnology - 4.22%
CRISPR Therapeutics AGA B	171,227	8,044,245

Information Technology - 3.91%
IT Services - 3.91%
Shopify, Inc., Class AA	93,095	7,460,633

Total Foreign Common Stocks (Cost $10,958,736)		15,504,878

SHORT-TERM INVESTMENTS - 1.30% (Cost $2,487,676)
Investment Companies - 1.30%
American Beacon U.S. Government Money Market Select Fund, 4.81% C D	2,487,676	2,487,676

SECURITIES LENDING COLLATERAL - 1.86% (Cost $3,541,281)
Investment Companies - 1.86%
American Beacon U.S. Government Money Market Select Fund, 4.81% C D	3,541,281	3,541,281

TOTAL INVESTMENTS - 102.13% (Cost $151,853,410)		194,719,961
LIABILITIES, NET OF OTHER ASSETS - (2.13)%		(4,060,944)

TOTAL NET ASSETS - 100.00%		$190,659,017

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at September 30, 2024.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2024, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$173,186,126	$—	$—	$173,186,126
Foreign Common Stocks	15,504,878	—	—	15,504,878
Short-Term Investments	2,487,676	—	—	2,487,676
Securities Lending Collateral	3,541,281	—	—	3,541,281

Total Investments in Securities - Assets	$194,719,961	$—	$—	$194,719,961

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September, 30, 2024 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September, 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.07%
Communication Services - 13.68%
Entertainment - 9.25%
Lions Gate Entertainment Corp., Class BA	792,504	$5,484,128
Walt Disney Co.	72,150	6,940,108

		12,424,236

Interactive Media & Services - 4.43%
Alphabet, Inc., Class C	35,630	5,956,980

Total Communication Services		18,381,216

Consumer Discretionary - 11.64%
Hotels, Restaurants & Leisure - 4.00%
Penn Entertainment, Inc.A B	285,300	5,380,758

Household Durables - 3.83%
Mohawk Industries, Inc.A	32,020	5,144,974

Leisure Products - 3.32%
Topgolf Callaway Brands Corp.A	406,100	4,458,978

Textiles, Apparel & Luxury Goods - 0.49%
Carter’s, Inc.	10,175	661,171

Total Consumer Discretionary		15,645,881

Energy - 2.92%
Oil, Gas & Consumable Fuels - 2.92%
Devon Energy Corp.	100,220	3,920,606

Financials - 15.01%
Banks - 4.46%
Bank of America Corp.	151,100	5,995,648

Capital Markets - 5.02%
Nasdaq, Inc.	92,380	6,744,664

Financial Services - 5.53%
Berkshire Hathaway, Inc., Class BA	16,155	7,435,500

Total Financials		20,175,812

Health Care - 16.16%
Health Care Equipment & Supplies - 10.22%
Baxter International, Inc.	188,800	7,168,736
Zimmer Biomet Holdings, Inc.	60,865	6,570,377

		13,739,113

Life Sciences Tools & Services - 0.95%
Avantor, Inc.A	49,300	1,275,391

Pharmaceuticals - 4.99%
Elanco Animal Health, Inc.A	456,800	6,710,392

Total Health Care		21,724,896

Industrials - 15.90%
Aerospace & Defense - 4.90%
L3Harris Technologies, Inc.	27,655	6,578,295

Electrical Equipment - 4.23%
Sensata Technologies Holding PLC	158,600	5,687,396

Professional Services - 6.77%
Dun & Bradstreet Holdings, Inc.	173,700	1,999,287
SS&C Technologies Holdings, Inc.	95,700	7,101,897

		9,101,184

Total Industrials		21,366,875

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September, 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.07% (continued)
Information Technology - 13.01%
Electronic Equipment, Instruments & Components - 3.10%
Corning, Inc.	92,325	$4,168,474

IT Services - 1.11%
Okta, Inc.A	20,050	1,490,517

Semiconductors & Semiconductor Equipment - 5.50%
Micron Technology, Inc.	71,290	7,393,486

Software - 3.30%
NCR Voyix Corp.A	327,200	4,440,104

Total Information Technology		17,492,581

Materials - 7.75%
Chemicals - 2.76%
Axalta Coating Systems Ltd.A	102,320	3,702,961

Containers & Packaging - 4.99%
Graphic Packaging Holding Co.	226,700	6,708,053

Total Materials		10,411,014

Total Common Stocks (Cost $105,360,234)		129,118,881

EXCHANGE-TRADED INSTRUMENTS - 2.12% (Cost $2,704,407)
Domestic Equity - 2.12%
Invesco S&P 500 Equal Weight ETFB	15,922	2,852,586

SHORT-TERM INVESTMENTS - 1.79% (Cost $2,397,027)
Investment Companies - 1.79%
American Beacon U.S. Government Money Market Select Fund, 4.81%C D	2,397,027	2,397,027

SECURITIES LENDING COLLATERAL - 1.98% (Cost $2,665,043)
Investment Companies - 1.98%
American Beacon U.S. Government Money Market Select Fund, 4.81%C D	2,665,043	2,665,043

TOTAL INVESTMENTS - 101.96% (Cost $113,126,711)		137,033,537
LIABILITIES, NET OF OTHER ASSETS - (1.96)%		(2,633,649)

TOTAL NET ASSETS - 100.00%		$134,399,888

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at September 30, 2024.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ETF - Exchange-Traded Fund.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2024, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$129,118,881	$—	$—	$129,118,881
Exchange-Traded Instruments	2,852,586	—	—	2,852,586
Short-Term Investments	2,397,027	—	—	2,397,027

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Securities Lending Collateral	$2,665,043	$—	$—	$2,665,043

Total Investments in Securities - Assets	$137,033,537	$—	$—	$137,033,537

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.02%
Communication Services - 13.35%
Entertainment - 13.35%
Atlanta Braves Holdings, Inc., Class CA	49,251	$1,960,190
Lions Gate Entertainment Corp., Class BA	243,126	1,682,432
Madison Square Garden Sports Corp.A	10,043	2,091,555

		5,734,177

Total Communication Services		5,734,177

Consumer Discretionary - 12.67%
Hotels, Restaurants & Leisure - 4.18%
Penn Entertainment, Inc.A B	95,200	1,795,472

Household Durables - 3.97%
Mohawk Industries, Inc.A	10,627	1,707,546

Leisure Products - 3.63%
Topgolf Callaway Brands Corp.A	142,200	1,561,356

Textiles, Apparel & Luxury Goods - 0.89%
Carter’s, Inc.	5,850	380,133

Total Consumer Discretionary		5,444,507

Consumer Staples - 9.16%
Food Products - 9.16%
Ingredion, Inc.	14,413	1,980,779
TreeHouse Foods, Inc.A	46,550	1,954,169

		3,934,948

Total Consumer Staples		3,934,948

Energy - 1.45%
Oil, Gas & Consumable Fuels - 1.45%
Devon Energy Corp.	15,943	623,690

Health Care - 10.34%
Health Care Equipment & Supplies - 5.19%
Envista Holdings Corp.A	74,900	1,480,024
Neogen Corp.A	44,500	748,045

		2,228,069

Pharmaceuticals - 5.15%
Elanco Animal Health, Inc.A	150,682	2,213,518

Total Health Care		4,441,587

Industrials - 22.47%
Aerospace & Defense - 5.07%
BWX Technologies, Inc.	20,042	2,178,565

Electrical Equipment - 4.43%
Sensata Technologies Holding PLC	53,138	1,905,529

Machinery - 2.21%
AGCO Corp.	9,700	949,242

Professional Services - 10.76%
Dun & Bradstreet Holdings, Inc.	219,000	2,520,690
SS&C Technologies Holdings, Inc.	28,300	2,100,143

		4,620,833

Total Industrials		9,654,169

Information Technology - 12.04%
Semiconductors & Semiconductor Equipment - 5.69%
Ultra Clean Holdings, Inc.A	61,277	2,446,791

Software - 6.35%
NCR Voyix Corp.A	149,000	2,021,930
Rapid7, Inc.A	12,200	486,658

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.02% (continued)
Information Technology - 12.04% (continued)
Software - 6.35% (continued)
Tenable Holdings, Inc.A	5,400	$218,808

		2,727,396

Total Information Technology		5,174,187

Materials - 13.48%
Chemicals - 8.48%
Ashland, Inc.	8,650	752,291
Axalta Coating Systems Ltd.A	52,855	1,912,822
Ecovyst, Inc.A	142,574	976,632

		3,641,745

Containers & Packaging - 5.00%
Graphic Packaging Holding Co.	72,636	2,149,299

Total Materials		5,791,044

Utilities - 2.06%
Electric Utilities - 2.06%
TXNM Energy, Inc.	20,200	884,154

Total Common Stocks (Cost $35,836,640)		41,682,463

FOREIGN COMMON STOCKS - 1.49% (Cost $1,768,666)
Materials - 1.49%
Chemicals - 1.49%
Arcadium Lithium PLCA	224,720	640,452

SHORT-TERM INVESTMENTS - 1.66% (Cost $712,851)
Investment Companies - 1.66%
American Beacon U.S. Government Money Market Select Fund, 4.81% C D	712,851	712,851

TOTAL INVESTMENTS - 100.17% (Cost $38,318,157)		43,035,766
LIABILITIES, NET OF OTHER ASSETS - (0.17)%		(71,233)

TOTAL NET ASSETS - 100.00%		$42,964,533

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at September 30, 2024.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2024, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$41,682,463	$—	$—	$41,682,463
Foreign Common Stocks	640,452	—	—	640,452
Short-Term Investments	712,851	—	—	712,851

Total Investments in Securities - Assets	$43,035,766	$—	$—	$43,035,766

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 98.33%
CONVERTIBLE PREFERRED STOCKS - 3.59%
Financials - 0.97%
Financial Services - 0.97%
AMG Capital Trust II, 5.150%, Due 10/15/2037	19,446	$1,069,530
Apollo Global Management, Inc., 6.750%, Due 7/31/2026	10,692	730,371

		1,799,901

Total Financials		1,799,901

Industrials - 1.03%
Machinery - 1.03%
Chart Industries, Inc., Series B, 6.750%, Due 12/15/2025	38,332	1,925,416

Information Technology - 1.14%
Software - 0.45%
NCR Voyix Corp., Series A, 5.500%, PIK (in-kind rate 5.500%)A	767	834,933

Technology Hardware, Storage & Peripherals - 0.69%
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027B	21,151	1,282,385

Total Information Technology		2,117,318

Materials - 0.45%
Chemicals - 0.45%
Lyondellbasell Advanced Polymers, Inc., 6.000%A	1,026	846,450

Total Convertible Preferred Stocks (Cost $6,917,909)		6,689,085

PREFERRED STOCKS - 2.18%
Financials - 2.18%
Mortgage Real Estate Investment Trusts (REITs) - 2.18%
AGNC Investment Corp.,
Series E, 6.500%, (3 mo. USD LIBOR + 4.993%)A C	3,313	83,753
Series F, 6.125%, (3 mo. USD LIBOR + 4.697%)A C	39,299	963,612
MFA Financial, Inc., Series C, 6.500%, (3 mo. USD LIBOR + 5.345%)A C	39,518	936,577
New York Mortgage Trust, Inc.,
Series E, 7.875%, (3 mo. USD LIBOR + 6.429%)A C	1,078	26,389
Series F, 6.875%, (Secured Overnight Financing Rate + 6.130%)A C	23,244	507,184
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)A C	7,315	189,532
Rithm Capital Corp.,
Series B, 11.020%, (3 mo. USD LIBOR + 5.640%)A C	17,847	455,812
Series C, 6.375%, (3 mo. USD LIBOR + 4.969%)A C	36,984	886,876

		4,049,735

Total Financials		4,049,735

Total Preferred Stocks (Cost $3,992,303)		4,049,735

	Principal Amount
CONVERTIBLE OBLIGATIONS - 83.16%
Basic Materials - 0.76%
Mining - 0.76%
Century Aluminum Co., 2.750%, Due 5/1/2028D	$911,000	1,004,377
MP Materials Corp., 0.250%, Due 4/1/2026D E	452,000	414,193

		1,418,570

Total Basic Materials		1,418,570

Communications - 11.34%
Internet - 6.59%
Airbnb, Inc., Due 3/15/2026D F	791,000	736,006
Expedia Group, Inc., Due 2/15/2026F	1,496,000	1,427,932
Perficient, Inc., 0.125%, Due 11/15/2026D	2,482,000	2,439,806
Snap, Inc., Due 5/1/2027D F	2,912,000	2,490,411

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 98.33% (continued)
CONVERTIBLE OBLIGATIONS - 83.16% (continued)
Communications - 11.34% (continued)
Internet - 6.59% (continued)
Upwork, Inc., 0.250%, Due 8/15/2026D	$326,000	$297,374
Wayfair, Inc., 1.000%, Due 8/15/2026D	2,235,000	2,083,209
Ziff Davis, Inc.,
1.750%, Due 11/1/2026	959,000	885,277
3.625%, Due 3/1/2028D E	1,020,000	974,738
Zillow Group, Inc., 2.750%, Due 5/15/2025D	841,000	936,534

		12,271,287

Media - 4.75%
Cable One, Inc., 1.125%, Due 3/15/2028D	3,589,000	2,887,816
Liberty Broadband Corp., 3.125%, Due 3/31/2053E G	863,000	856,090
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028D	1,751,000	1,804,405
Sphere Entertainment Co., 3.500%, Due 12/1/2028D E	2,265,000	3,289,912

		8,838,223

Total Communications		21,109,510

Consumer, Cyclical - 11.57%
Airlines - 0.96%
American Airlines Group, Inc., 6.500%, Due 7/1/2025D	1,750,000	1,794,625

Auto Manufacturers - 0.39%
Rivian Automotive, Inc., 4.625%, Due 3/15/2029D	808,000	727,705

Entertainment - 2.71%
DraftKings Holdings, Inc., Due 3/15/2028D F	861,000	745,195
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	2,142,000	2,634,099
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027D	1,801,000	1,658,721

		5,038,015

Home Builders - 0.16%
Meritage Homes Corp., 1.750%, Due 5/15/2028D E	258,000	293,733

Leisure Time - 5.16%
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051D E G	3,855,000	3,590,926
NCL Corp. Ltd., 2.500%, Due 2/15/2027	1,370,000	1,352,190
Peloton Interactive, Inc., Due 2/15/2026F	690,000	620,998
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025D	1,130,000	4,039,185

		9,603,299

Retail - 2.19%
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026D	3,255,000	3,067,975
Shake Shack, Inc., Due 3/1/2028D F	1,091,000	1,011,246

		4,079,221

Total Consumer, Cyclical		21,536,598

Consumer, Non-Cyclical - 16.76%
Biotechnology - 1.90%
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029D	2,327,000	1,943,045
Guardant Health, Inc., Due 11/15/2027D F	276,000	220,842
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027D	1,372,000	1,373,140

		3,537,027

Commercial Services - 3.76%
Affirm Holdings, Inc., Due 11/15/2026F	2,198,000	1,945,230
Alarm.com Holdings, Inc., 2.250%, Due 6/1/2029D E	399,000	378,451
Block, Inc., 0.250%, Due 11/1/2027D	1,422,000	1,225,764
Chegg, Inc., 0.125%, Due 3/15/2025	1,933,000	1,850,848

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 98.33% (continued)
CONVERTIBLE OBLIGATIONS - 83.16% (continued)
Consumer, Non-Cyclical - 16.76% (continued)
Commercial Services - 3.76% (continued)
Repay Holdings Corp.,
Due 2/1/2026D E F	$1,118,000	$1,030,237
2.875%, Due 7/15/2029E G	576,000	559,296

		6,989,826

Cosmetics/Personal Care - 1.03%
Beauty Health Co., 1.250%, Due 10/1/2026D E	2,314,000	1,912,067

Health Care - Products - 5.77%
CONMED Corp., 2.250%, Due 6/15/2027D	2,059,000	1,910,089
Enovis Corp., 3.875%, Due 10/15/2028D E	2,333,000	2,449,650
Exact Sciences Corp., 0.375%, Due 3/15/2027D	2,010,000	1,946,685
Haemonetics Corp.,
Due 3/1/2026D F	1,875,000	1,725,000
2.500%, Due 6/1/2029E	395,000	396,382
Integer Holdings Corp., 2.125%, Due 2/15/2028D	1,466,000	2,311,149

		10,738,955

Health Care - Services - 0.71%
Teladoc Health, Inc., 1.250%, Due 6/1/2027	1,540,000	1,329,790

Household Products/Wares - 0.44%
Spectrum Brands, Inc., 3.375%, Due 6/1/2029D E G	787,000	814,736

Pharmaceuticals - 3.16%
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029D	2,139,000	2,689,792
Dexcom, Inc., 0.375%, Due 5/15/2028D	552,000	487,140
Jazz Investments I Ltd., 3.125%, Due 9/15/2030E	841,000	875,902
Mirum Pharmaceuticals, Inc., 4.000%, Due 5/1/2029D	977,000	1,431,671
Pacira BioSciences, Inc., 2.125%, Due 5/15/2029D E	521,000	391,911

		5,876,416

Total Consumer, Non-Cyclical		31,198,817

Diversified - 1.79%
Holding Companies - Diversified - 1.79%
RWT Holdings, Inc., 5.750%, Due 10/1/2025	3,394,000	3,326,120

Energy - 0.95%
Energy - Alternate Sources - 0.95%
Enphase Energy, Inc., Due 3/1/2028D F	983,000	865,532
Sunnova Energy International, Inc., 0.250%, Due 12/1/2026	1,196,000	901,495

		1,767,027

Total Energy		1,767,027

Financial - 15.42%
Diversified Financial Services - 5.28%
Coinbase Global, Inc., 0.250%, Due 4/1/2030D E	330,000	298,485
EZCORP, Inc.,
2.375%, Due 5/1/2025	594,000	581,443
3.750%, Due 12/15/2029D E	463,000	558,841
LendingTree, Inc., 0.500%, Due 7/15/2025	2,292,000	2,142,791
SoFi Technologies, Inc., Due 10/15/2026D E F	3,028,000	2,731,256
Upstart Holdings, Inc., 2.000%, Due 10/1/2029E	836,000	913,748
WisdomTree, Inc., 5.750%, Due 8/15/2028D	2,097,000	2,600,280

		9,826,844

Investment Companies - 1.31%
Bitdeer Technologies Group, 8.500%, Due 8/15/2029D	554,000	643,696

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 98.33% (continued)
CONVERTIBLE OBLIGATIONS - 83.16% (continued)
Financial - 15.42% (continued)
Investment Companies - 1.31% (continued)
Core Scientific, Inc., 3.000%, Due 9/1/2029D E	$115,000	$158,150
MARA Holdings, Inc.,
1.000%, Due 12/1/2026	1,102,000	975,677
2.125%, Due 9/1/2031D E	578,000	656,538

		2,434,061

Private Equity - 1.15%
HAT Holdings I LLC/HAT Holdings II LLC, Due 5/1/2025E F	2,020,000	2,140,190

Real Estate - 0.35%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 0.250%, Due 6/15/2026D	756,000	660,366

REITS - 7.33%
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	851,000	864,829
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027	1,677,000	1,588,958
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026D	2,615,000	2,397,955
PennyMac Corp.,
5.500%, Due 11/1/2024	1,068,000	1,059,990
5.500%, Due 3/15/2026	2,403,000	2,327,305
8.500%, Due 6/1/2029E	525,000	524,475
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026D	1,921,000	1,808,501
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	3,152,000	3,065,320

		13,637,333

Total Financial		28,698,794

Industrial - 4.97%
Electronics - 0.67%
Mesa Laboratories, Inc., 1.375%, Due 8/15/2025	838,000	805,089
OSI Systems, Inc., 2.250%, Due 8/1/2029D E	433,000	450,067

		1,255,156

Machinery - Construction & Mining - 0.51%
Bloom Energy Corp., 3.000%, Due 6/1/2029D E	1,115,000	948,220

Metal Fabricate/Hardware - 0.62%
Xometry, Inc., 1.000%, Due 2/1/2027D	1,376,000	1,159,280

Transportation - 1.97%
Air Transport Services Group, Inc., 3.875%, Due 8/15/2029D	2,944,000	2,764,710
CryoPort, Inc., 0.750%, Due 12/1/2026E	1,028,000	897,444

		3,662,154

Trucking & Leasing - 1.19%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028D	2,026,000	2,222,522

Total Industrial		9,247,332

Technology - 15.70%
Computers - 3.00%
3D Systems Corp., Due 11/15/2026F	816,000	682,338
Lumentum Holdings, Inc., 0.500%, Due 6/15/2028	1,332,000	1,151,514
Super Micro Computer, Inc., Due 3/1/2029E F	1,952,000	1,575,264
Western Digital Corp., 3.000%, Due 11/15/2028D E	1,467,000	2,174,094

		5,583,210

Software - 12.70%
Bentley Systems, Inc., 0.375%, Due 7/1/2027D	1,497,000	1,380,234
CSG Systems International, Inc., 3.875%, Due 9/15/2028D	1,990,000	1,983,035
Dayforce, Inc., 0.250%, Due 3/15/2026D	1,599,000	1,502,261
DigitalOcean Holdings, Inc., Due 12/1/2026F	2,471,000	2,181,893

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 98.33% (continued)
CONVERTIBLE OBLIGATIONS - 83.16% (continued)
Technology - 15.70% (continued)
Software - 12.70% (continued)
Envestnet, Inc., 2.625%, Due 12/1/2027D	$1,887,000	$1,996,446
Evolent Health, Inc., 3.500%, Due 12/1/2029D E	2,272,000	2,443,536
i3 Verticals LLC, 1.000%, Due 2/15/2025	1,444,000	1,397,958
Jamf Holding Corp., 0.125%, Due 9/1/2026D	1,452,000	1,307,451
MicroStrategy, Inc., Due 2/15/2027D F	854,000	1,163,148
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029E	139,000	143,587
Pegasystems, Inc., 0.750%, Due 3/1/2025	1,470,000	1,436,925
Progress Software Corp., 3.500%, Due 3/1/2030D E	1,663,000	1,998,094
PROS Holdings, Inc., 2.250%, Due 9/15/2027D	1,069,000	953,548
RingCentral, Inc., Due 3/1/2025F	1,040,000	1,011,920
Snowflake, Inc., Due 10/1/2027E F	475,000	492,575
Veradigm, Inc., 0.875%, Due 1/1/2027	451,000	493,281
Verint Systems, Inc., 0.250%, Due 4/15/2026D	1,717,000	1,595,952
Vertex, Inc., 0.750%, Due 5/1/2029D E	129,000	161,250

		23,643,094

Total Technology		29,226,304

Utilities - 3.90%
Electric - 3.90%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026D	2,157,000	2,183,963
Duke Energy Corp., 4.125%, Due 4/15/2026D	1,763,000	1,866,136
PG&E Corp., 4.250%, Due 12/1/2027D E	2,956,000	3,201,348

		7,251,447

Total Utilities		7,251,447

Total Convertible Obligations (Cost $149,787,743)		154,780,519

FOREIGN CONVERTIBLE OBLIGATIONS - 4.05%
Basic Materials - 2.43%
Mining - 2.43%
Equinox Gold Corp., 4.750%, Due 10/15/2028D	1,649,000	2,047,792
First Majestic Silver Corp., 0.375%, Due 1/15/2027D	1,442,000	1,273,863
SSR Mining, Inc., 2.500%, Due 4/1/2039D G	1,278,000	1,196,208

		4,517,863

Total Basic Materials		4,517,863

Consumer, Non-Cyclical - 0.57%
Pharmaceuticals - 0.57%
Ascendis Pharma AS, 2.250%, Due 4/1/2028D	910,000	1,057,519

Energy - 1.05%
Oil & Gas - 1.05%
Kosmos Energy Ltd., 3.125%, Due 3/15/2030D E	2,129,000	1,966,131

Total Foreign Convertible Obligations (Cost $7,357,609)		7,541,513

	Shares
SHORT TERM INVESTMENTS - 5.35% (Cost $9,955,003)
Investment Companies - 5.35%
American Beacon U.S. Government Money Market Select Fund, 4.81%H I	9,955,003	9,955,003

Total Securities Held Long (Cost $178,010,567)		183,015,855

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (23.59%)
Common Stocks - (23.59%)
Communication Services - (2.67%)
Entertainment - (2.14%)
Live Nation Entertainment, Inc.B	(14,742)	$(1,614,102)
Sphere Entertainment Co.B	(53,600)	(2,368,048)

		(3,982,150)

Interactive Media & Services - (0.11%)
Snap, Inc., Class AB	(2,337)	(25,006)
Ziff Davis, Inc.B	(3,850)	(187,341)

		(212,347)

Media - (0.42%)
Cable One, Inc.	(46)	(16,090)
Charter Communications, Inc., Class AB	(327)	(105,974)
Sirius XM Holdings, Inc.	(27,269)	(644,912)

		(766,976)

Total Communication Services		(4,961,473)

Consumer Discretionary - (3.14%)
Automobiles - (0.20%)
Rivian Automotive, Inc., Class AB	(33,721)	(378,350)

Hotels, Restaurants & Leisure - (2.79%)
Airbnb, Inc., Class AB	(225)	(28,532)
Cheesecake Factory, Inc.	(7,133)	(289,243)
DraftKings, Inc., Class AB	(3,651)	(143,119)
Marriott Vacations Worldwide Corp.	(1,377)	(101,182)
Norwegian Cruise Line Holdings Ltd.B	(13,919)	(285,479)
Royal Caribbean Cruises Ltd.	(22,544)	(3,998,404)
Shake Shack, Inc., Class AB	(3,201)	(330,375)

		(5,176,334)

Household Durables - (0.07%)
Meritage Homes Corp.	(619)	(126,938)

Specialty Retail - (0.08%)
Wayfair, Inc., Class AB	(2,686)	(150,899)

Total Consumer Discretionary		(5,832,521)

Consumer Staples - (0.19%)
Household Products - (0.18%)
Spectrum Brands Holdings, Inc.	(3,620)	(344,407)

Personal Products - (0.01%)
Beauty Health Co.B	(7,545)	(10,865)

Total Consumer Staples		(355,272)

Energy - (0.44%)
Oil, Gas & Consumable Fuels - (0.44%)
Kosmos Energy Ltd.B	(204,327)	(823,438)

Financials - (2.22%)
Capital Markets - (1.22%)
Affiliated Managers Group, Inc.	(3,241)	(576,250)
Coinbase Global, Inc., Class AB	(685)	(122,046)
WisdomTree, Inc.	(157,355)	(1,571,976)

		(2,270,272)

Consumer Finance - (0.55%)
EZCORP, Inc., Class AB	(32,167)	(360,592)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (23.59%) (continued)
Common Stocks - (23.59%) (continued)
Financials - (2.22%) (continued)
Consumer Finance - (0.55%) (continued)
SoFi Technologies, Inc.B	(18,744)	$(147,328)
Upstart Holdings, Inc.B	(12,819)	(512,888)

		(1,020,808)

Financial Services - (0.45%)
Apollo Global Management, Inc.	(4,677)	(584,204)
Block, Inc.B	(935)	(62,767)
Repay Holdings Corp.B	(25,076)	(204,620)

		(851,591)

Total Financials		(4,142,671)

Health Care - (5.01%)
Biotechnology - (1.40%)
Ascendis Pharma AS, ADRB	(3,255)	(486,004)
Bridgebio Pharma, Inc.B	(5,810)	(147,923)
Exact Sciences Corp.B	(7,607)	(518,189)
Halozyme Therapeutics, Inc.B	(8,678)	(496,729)
Mirum Pharmaceuticals, Inc.B	(24,493)	(955,227)

		(2,604,072)

Health Care Equipment & Supplies - (1.77%)
CONMED Corp.	(2,992)	(215,185)
Dexcom, Inc.B	(993)	(66,571)
Enovis Corp.B	(23,318)	(1,003,840)
Haemonetics Corp.B	(1,738)	(139,700)
Integer Holdings Corp.B	(14,327)	(1,862,510)

		(3,287,806)

Health Care Providers & Services - (0.01%)
Guardant Health, Inc.B	(608)	(13,948)

Health Care Technology - (0.62%)
Evolent Health, Inc., Class AB	(38,706)	(1,094,606)
Veradigm, Inc.B	(5,096)	(49,431)

		(1,144,037)

Pharmaceuticals - (1.21%)
Collegium Pharmaceutical, Inc.B	(46,773)	(1,807,309)
Jazz Pharmaceuticals PLCB	(3,027)	(337,238)
Pacira BioSciences, Inc.B	(7,919)	(119,181)

		(2,263,728)

Total Health Care		(9,313,591)

Industrials - (2.40%)
Air Freight & Logistics - (0.35%)
Air Transport Services Group, Inc.B	(40,444)	(654,788)

Electrical Equipment - (0.18%)
Bloom Energy Corp., Class AB	(31,460)	(332,218)

Machinery - (1.41%)
Chart Industries, Inc.B	(12,330)	(1,530,646)
Greenbrier Cos., Inc.	(21,460)	(1,092,099)

		(2,622,745)

Passenger Airlines - (0.07%)
American Airlines Group, Inc.B	(10,798)	(121,370)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (23.59%) (continued)
Common Stocks - (23.59%) (continued)
Industrials - (2.40%) (continued)
Professional Services - (0.32%)
CSG Systems International, Inc.	(11,584)	$(563,562)
Dayforce, Inc.B	(543)	(33,259)

		(596,821)

Trading Companies & Distributors - (0.07%)
Xometry, Inc., Class AB	(7,339)	(134,817)

Total Industrials		(4,462,759)

Information Technology - (4.51%)
Communications Equipment - (0.11%)
Lumentum Holdings, Inc.B	(3,356)	(212,703)

Electronic Equipment, Instruments & Components - (0.11%)
OSI Systems, Inc.B	(1,328)	(201,630)

IT Services - (0.11%)
Core Scientific, Inc.B	(7,877)	(93,421)
Perficient, Inc.B	(783)	(59,101)
Snowflake, Inc., Class AB	(559)	(64,207)

		(216,729)

Semiconductors & Semiconductor Equipment - (0.08%)
Enphase Energy, Inc.B	(1,311)	(148,169)

Software - (2.60%)
Alarm.com Holdings, Inc.B	(2,766)	(151,217)
Bentley Systems, Inc., Class B	(5,458)	(277,321)
Bitdeer Technologies Group, Class AB	(18,467)	(144,597)
Envestnet, Inc.B	(16,240)	(1,016,949)
Jamf Holding Corp.B	(2,772)	(48,094)
MARA Holdings, Inc.B	(30,166)	(489,292)
MicroStrategy, Inc., Class AB	(4,667)	(786,856)
NCR Voyix Corp.B	(26,494)	(359,524)
Pagaya Technologies Ltd., Class AB	(3,336)	(35,262)
Progress Software Corp.	(17,081)	(1,150,747)
PROS Holdings, Inc.B	(11,491)	(212,813)
Verint Systems, Inc.B	(3,058)	(77,459)
Vertex, Inc., Class AB	(2,528)	(97,353)

		(4,847,484)

Technology Hardware, Storage & Peripherals - (1.50%)
Hewlett Packard Enterprise Co.	(42,302)	(865,499)
Super Micro Computer, Inc.B	(710)	(295,644)
Western Digital Corp.B	(23,867)	(1,629,877)

		(2,791,020)

Total Information Technology		(8,417,735)

Materials - (1.08%)
Metals & Mining - (1.08%)
Century Aluminum Co.B	(31,626)	(513,290)
Equinox Gold Corp.B	(201,322)	(1,226,051)
First Majestic Silver Corp.	(26,100)	(156,600)
MP Materials Corp.B	(2,034)	(35,900)
SSR Mining, Inc.	(14,569)	(82,752)

		(2,014,593)

Total Materials		(2,014,593)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (23.59%) (continued)
Common Stocks - (23.59%) (continued)
Real Estate - (0.50%)
Hotel & Resort REITs - (0.35%)
Pebblebrook Hotel Trust	(27,566)	$(364,698)
Summit Hotel Properties, Inc.	(39,598)	(271,642)

		(636,340)

Real Estate Management & Development - (0.15%)
Anywhere Real Estate, Inc.B	(4,631)	(23,525)
Zillow Group, Inc., Class CB	(4,149)	(264,914)

		(288,439)

Total Real Estate		(924,779)

Utilities - (1.43%)
Electric Utilities - (1.25%)
Duke Energy Corp.	(8,063)	(929,664)
PG&E Corp.	(70,553)	(1,394,833)

		(2,324,497)

Multi-Utilities - (0.18%)
CenterPoint Energy, Inc.	(11,232)	(330,445)

Total Utilities		(2,654,942)

Total Common Stocks (Proceeds $(38,197,034))		(43,903,774)

Total Securities Sold Short (Proceeds $(38,197,034))		(43,903,774)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITITES SOLD SHORT) - 98.33% (Cost $178,010,567)		183,015,855
TOTAL SECURITIES SOLD SHORT - (23.59%) (Proceeds $(38,197,034))		(43,903,774)
OTHER ASSETS, NET OF LIABILITIES - 25.26%		47,013,743

NET ASSETS - 100.00%		$186,125,824

Percentages are stated as a percent of net assets.

A	A type of Preferred Stock that has no maturity date.
B	Non-income producing security.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2024.

D	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $114,905,869 or 61.74% of net assets.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $42,661,517 or 22.92% of net assets. The Fund has no right to demand registration of these securities.

F	Zero coupon bond.
G	Callable security.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2024, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$—	$6,689,085	$—	$6,689,085
Preferred Stocks	3,353,019	696,716	—	4,049,735
Convertible Obligations	—	154,780,519	—	154,780,519
Foreign Convertible Obligations	—	7,541,513	—	7,541,513
Short-Term Investments	9,955,003	—	—	9,955,003

Total Investments in Securities - Assets	$13,308,022	$169,707,833	$—	$183,015,855

Liabilities
Common Stocks (Sold Short)	(43,903,774)	—	—	(43,903,774)

Total Investments in Securities - Liabilities	$(43,903,774)	$—	$—	$(43,903,774)

Total Investments in Securities	$(30,595,752)	$169,707,833	$—	$139,112,081

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 8.06%
Communications - 0.73%
Internet - 0.43%
Uber Technologies, Inc.,
4.500%, Due 8/15/2029A	$	795,000	$787,926
4.800%, Due 9/15/2034		555,000	554,163

			1,342,089

Telecommunications - 0.30%
T-Mobile USA, Inc.,
5.050%, Due 7/15/2033		640,000	655,317
4.700%, Due 1/15/2035		280,000	278,673

			933,990

Total Communications			2,276,079

Consumer, Cyclical - 1.62%
Airlines - 0.18%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, Due 4/20/2029A		575,000	574,051

Auto Manufacturers - 0.87%
Ford Motor Credit Co. LLC,
6.860%, Due 6/5/2026	GBP	400,000	544,742
5.800%, Due 3/5/2027	$	360,000	366,498
6.050%, Due 3/5/2031		200,000	205,160
General Motors Co., 5.600%, Due 10/15/2032		415,000	427,735
Stellantis NV,
4.250%, Due 6/16/2031B	EUR	700,000	799,403
2.750%, Due 4/1/2032B		400,000	413,511

			2,757,049

Auto Parts & Equipment - 0.21%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029	$	710,000	651,852

Lodging - 0.36%
Hilton Domestic Operating Co., Inc.,
5.750%, Due 5/1/2028A		800,000	803,558
4.000%, Due 5/1/2031A		100,000	93,522
6.125%, Due 4/1/2032A		200,000	205,978

			1,103,058

Total Consumer, Cyclical			5,086,010

Consumer, Non-Cyclical - 0.85%
Commercial Services - 0.42%
United Rentals North America, Inc.,
6.000%, Due 12/15/2029A		790,000	815,376
6.125%, Due 3/15/2034A		475,000	490,887

			1,306,263

Cosmetics/Personal Care - 0.05%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A		155,000	153,745

Food - 0.14%
General Mills, Inc., 4.950%, Due 3/29/2033		430,000	440,685

Health Care - Services - 0.24%
HCA, Inc.,
3.500%, Due 9/1/2030		115,000	108,267
5.500%, Due 6/1/2033		620,000	643,299

			751,566

Total Consumer, Non-Cyclical			2,652,259

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 8.06% (continued)
Energy - 2.58%
Oil & Gas - 0.21%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A	$	665,000	$669,759

Pipelines - 2.37%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, Due 6/15/2029A		625,000	618,499
EnLink Midstream LLC,
5.625%, Due 1/15/2028A		424,000	434,147
5.375%, Due 6/1/2029		500,000	512,644
EnLink Midstream Partners LP, 4.850%, Due 7/15/2026		400,000	400,438
Hess Midstream Operations LP,
5.125%, Due 6/15/2028A		400,000	395,662
5.500%, Due 10/15/2030A		960,000	957,382
Kinetik Holdings LP,
6.625%, Due 12/15/2028A		100,000	103,848
5.875%, Due 6/15/2030A		1,225,000	1,233,292
Plains All American Pipeline LP/PAA Finance Corp.,
3.800%, Due 9/15/2030		180,000	171,439
5.700%, Due 9/15/2034		875,000	908,331
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, Due 2/15/2029A		535,000	541,724
Targa Resources Corp., 6.125%, Due 3/15/2033		280,000	300,295
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6.875%, Due 1/15/2029		200,000	205,040
4.875%, Due 2/1/2031		650,000	645,221

			7,427,962

Total Energy			8,097,721

Financial - 1.36%
Diversified Financial Services - 0.75%
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A		660,000	710,191
Encore Capital Group, Inc.,
5.375%, Due 2/15/2026A	GBP	400,000	530,769
7.935%, Due 1/15/2028, (3 mo. EUR EURIBOR + 4.250%)B C	EUR	580,000	647,174
9.250%, Due 4/1/2029A	$	440,000	473,574

			2,361,708

REITS - 0.61%
Digital Euro Finco LLC, 1.125%, Due 4/9/2028B	EUR	400,000	413,610
Equinix Europe 2 Financing Corp. LLC,
3.650%, Due 9/3/2033		165,000	183,521
5.500%, Due 6/15/2034	$	980,000	1,026,982
Equinix, Inc., 3.900%, Due 4/15/2032		300,000	286,903

			1,911,016

Total Financial			4,272,724

Industrial - 0.26%
Aerospace/Defense - 0.26%
TransDigm, Inc., 6.000%, Due 1/15/2033A		805,000	816,282

Technology - 0.66%
Software - 0.66%
Fidelity National Information Services, Inc., 1.500%, Due 5/21/2027	EUR	500,000	539,004
MSCI, Inc.,
3.625%, Due 9/1/2030A	$	200,000	187,730
3.875%, Due 2/15/2031A		1,125,000	1,065,283
3.250%, Due 8/15/2033A		300,000	264,064

			2,056,081

Total Technology			2,056,081

Total Corporate Obligations (Cost $24,600,967)			25,257,156

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 47.30%
Basic Materials - 0.39%
Chemicals - 0.39%
Sociedad Quimica y Minera de Chile SA,
6.500%, Due 11/7/2033A	$	200,000	$215,710
6.500%, Due 11/7/2033B		600,000	647,130
UPL Corp. Ltd., 4.625%, Due 6/16/2030B		430,000	365,500

			1,228,340

Total Basic Materials			1,228,340

Communications - 1.77%
Media - 0.24%
Virgin Media Secured Finance PLC, 5.250%, Due 5/15/2029A	GBP	600,000	754,040

Telecommunications - 1.53%
Altice France SA, 5.500%, Due 1/15/2028A	$	200,000	145,551
Network i2i Ltd.,
5.650%, Due 1/15/2025, (5 yr. CMT + 4.274%)B C D		550,000	548,765
3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A C D		300,000	290,997
Orange SA, 3.625%, Due 11/16/2031B	EUR	400,000	461,973
Sable International Finance Ltd.,
5.750%, Due 9/7/2027A		$386,000	384,153
7.125%, Due 10/15/2032A		869,000	871,764
Telefonica Europe BV, 5.752%, Due 1/15/2032, (8 yr. EURIBOR ICE Swap + 3.121%)B C D	EUR	800,000	932,472
Vodafone Group PLC,
4.875%, Due 10/3/2078, (5 yr. GBP Swap + 3.267%)B C	GBP	600,000	794,501
8.000%, Due 8/30/2086, (5 yr. U.K. Government Bond + 3.837%)B C		250,000	366,836

			4,797,012

Total Communications			5,551,052

Consumer, Cyclical - 2.40%
Auto Manufacturers - 0.39%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A	EUR	300,000	335,827
Volkswagen International Finance NV,
3.875%, Due 6/14/2027, (10 yr. EUR Swap + 3.370%)B C D		200,000	215,931
4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D		600,000	651,361

			1,203,119

Entertainment - 0.76%
Cirsa Finance International SARL, 6.500%, Due 3/15/2029B		500,000	582,795
CPUK Finance Ltd.,
5.876%, Due 8/28/2027B	GBP	600,000	810,810
3.690%, Due 2/28/2047B		200,000	250,283
Inter Media & Communication SpA, 6.750%, Due 2/9/2027B	EUR	644,403	727,074

			2,370,962

Home Builders - 0.25%
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	774,118

Leisure Time - 0.29%
Deuce Finco PLC, 8.231%, Due 6/15/2027, (3 mo. EUR EURIBOR + 4.750%)B C	EUR	400,000	447,597
Pinnacle Bidco PLC, 10.000%, Due 10/11/2028B	GBP	330,000	470,423

			918,020

Retail - 0.71%
1011778 BC ULC/New Red Finance, Inc.,
3.500%, Due 2/15/2029A	$	375,000	351,516
6.125%, Due 6/15/2029A		425,000	437,170
Duomo Bidco SpA, 7.803%, Due 7/15/2031, (3 mo. EUR EURIBOR + 4.125%)A C	EUR	700,000	786,607
Punch Finance PLC,
6.125%, Due 6/30/2026A	GBP	100,000	132,358
6.125%, Due 6/30/2026B		400,000	529,432

			2,237,083

Total Consumer, Cyclical			7,503,302

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 47.30% (continued)
Consumer, Non-Cyclical - 1.73%
Commercial Services - 0.69%
AA Bond Co. Ltd.,
6.500%, Due 1/31/2026A	GBP	209,318	$279,638
3.250%, Due 7/31/2050B		200,000	239,649
7.375%, Due 7/31/2050B		400,000	557,551
House of HR Group BV, 9.000%, Due 11/3/2029B	EUR	300,000	334,028
La Financiere Atalian, 8.500%, Due 6/30/2028A		135,430	72,663
RAC Bond Co. PLC, 5.250%, Due 11/4/2046A	GBP	500,000	654,488

			2,138,017

Food - 0.72%
Bimbo Bakeries USA, Inc., 5.375%, Due 1/9/2036B	$	725,000	747,441
BRF SA, 4.875%, Due 1/24/2030B		200,000	193,196
La Doria SpA, 8.155%, Due 11/12/2029, (3 mo. EUR EURIBOR + 4.500%)B C	EUR	350,000	395,057
Tesco Corporate Treasury Services PLC, 5.500%, Due 2/27/2035B	GBP	700,000	938,997

			2,274,691

Pharmaceuticals - 0.10%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A	$	325,000	315,125

Private Equity - 0.22%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.500%, Due 1/15/2031A	GBP	480,000	694,985

Total Consumer, Non-Cyclical			5,422,818

Energy - 0.40%
Oil & Gas - 0.40%
Guara Norte SARL, 5.198%, Due 6/15/2034A	$	703,928	670,697
OEG Finance PLC, 7.250%, Due 9/27/2029A	EUR	500,000	566,148

			1,236,845

Total Energy			1,236,845

Financial - 38.66%
Banks - 23.55%
Abanca Corp. Bancaria SA,
6.000%, Due 1/20/2026, (5 yr. EUR Swap + 6.570%)B C D		600,000	663,535
10.625%, Due 7/14/2028, (5 yr. EUR Swap + 7.643%)B C D		400,000	505,926
ABN AMRO Bank NV, 6.875%, Due 9/22/2031, (5 yr. EUR Swap + 4.239%)B C D		700,000	813,295
AIB Group PLC,
6.250%, Due 6/23/2025, (5 yr. EUR Swap + 6.629%)B C D		1,000,000	1,123,919
7.125%, Due 10/30/2029, (5 yr. EURIBOR ICE Swap + 4.387%)B C D		600,000	696,308
2.875%, Due 5/30/2031, (5 yr. EUR Swap + 3.300%)B C		600,000	659,047
Banco Bilbao Vizcaya Argentaria SA,
8.375%, Due 6/21/2028, (5 yr. EURIBOR ICE Swap + 5.544%)B C D		1,000,000	1,213,945
8.250%, Due 11/30/2033, (5 yr. U.K. Government Bond + 3.600%)B C	GBP	1,000,000	1,451,581
Banco de Sabadell SA,
5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D	EUR	1,800,000	1,991,236
5.000%, Due 5/19/2027, (5 yr. EUR Swap + 5.171%)B C D		1,200,000	1,284,018
Banco Santander SA,
4.375%, Due 1/14/2026, (5 yr. EUR Swap + 4.534%)B C D		1,000,000	1,083,929
4.750%, Due 11/12/2026, (5 yr. CMT + 3.753%)C D	$	400,000	380,854
4.125%, Due 11/12/2027, (5 yr. EUR Swap + 4.311%)C D	EUR	400,000	414,982
3.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 3.760%)B C D		1,000,000	958,833
5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)B C		600,000	711,472
Bank of Ireland Group PLC, 6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)B C		540,000	654,046
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,645,385
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)C D	$	530,000	474,356
9.250%, Due 9/15/2028, (5 yr. GBP Swap + 5.639%)C D	GBP	1,100,000	1,560,163
8.500%, Due 6/15/2030, (5 yr. GBP Swap + 4.881%)C D		1,400,000	1,939,581
3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)B C		600,000	784,251
BAWAG Group AG, 5.125%, Due 10/1/2025, (5 yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	1,099,931
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B C	$	200,000	190,257

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 47.30% (continued)
Financial - 38.66% (continued)
Banks - 23.55% (continued)
BBVA Bancomer SA, (continued)
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B C	$	400,000	$389,325
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)A C		700,000	741,672
Belfius Bank SA, 3.625%, Due 4/16/2025, (5 yr. EUR Swap + 2.938%)B C D	EUR	1,000,000	1,092,322
BNP Paribas SA,
7.375%, Due 6/11/2030, (5 yr. EURIBOR ICE Swap + 4.631%)B C D		1,800,000	2,136,412
2.500%, Due 3/31/2032, (5 yr. EURIBOR ICE Swap + 1.600%)B C		400,000	431,834
2.588%, Due 8/12/2035, (5 yr. CMT + 2.050%)B C	$	800,000	696,145
CaixaBank SA,
3.625%, Due 9/14/2028, (5 yr. EUR Swap + 3.857%)B C D	EUR	2,000,000	1,981,261
7.500%, Due 1/16/2030, (5 yr. EURIBOR ICE Swap + 5.295%)B C D		400,000	475,871
6.250%, Due 2/23/2033, (5 yr. EUR Swap + 3.550%)B C		600,000	717,887
Commerzbank AG,
7.875%, Due 10/9/2031, (5 yr. EURIBOR ICE Swap + 5.129%)B C D		400,000	475,687
6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)B C		1,000,000	1,196,537
Cooperatieve Rabobank UA, 4.875%, Due 6/29/2029, (5 yr. EUR Swap + 3.717%)B C D		1,000,000	1,074,545
Credit Agricole SA,
7.500%, Due 6/23/2026, (5 yr. GBP SONIA Linked ICE Swap + 4.812%)A C D	GBP	800,000	1,085,604
1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)B C		1,200,000	1,488,539
Danske Bank AS, 4.375%, Due 5/18/2026, (5 yr. CMT + 3.387%)B C D	$	1,750,000	1,687,679
Deutsche Bank AG,
8.125%, Due 10/30/2029, (5 yr. EURIBOR ICE Swap + 5.261%)B C D	EUR	1,000,000	1,159,067
4.500%, Due 7/12/2035, (3 mo. EUR EURIBOR + 1.700%)B C		1,100,000	1,266,699
Deutsche Pfandbriefbank AG,
4.600%, Due 2/22/2027B		200,000	197,971
8.474%, Due 4/28/2028, 3529, (5 yr. EURIBOR ICE Swap + 5.383%)B C D		400,000	347,201
Erste Group Bank AG, 4.250%, Due 10/15/2027, (5 yr. EUR Swap + 4.646%)B C D		2,200,000	2,295,871
HSBC Holdings PLC,
5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)C D	GBP	1,319,000	1,739,190
6.364%, Due 11/16/2032, (5 yr. EUR Swap + 3.300%)B C	EUR	1,100,000	1,321,888
ING Groep NV, 3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)C D	$	1,900,000	1,712,854
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)B C D	EUR	1,100,000	1,210,689
8.505%, Due 9/20/2032B	GBP	1,991,000	2,975,681
Investec PLC,
10.500%, Due 8/28/2029, (5 yr. U.K. Government Bond + 6.566%)B C D		800,000	1,163,179
9.125%, Due 3/6/2033, (5 yr. U.K. Government Bond + 5.905%)B C		700,000	1,009,133
Jyske Bank AS, 5.125%, Due 5/1/2035, (5 yr. EURIBOR ICE Swap + 2.500%)B C	EUR	800,000	937,518
Lloyds Banking Group PLC,
7.875%, Due 6/27/2029, (5 yr. GBP SONIA Linked ICE Swap + 5.107%)B C D	GBP	1,000,000	1,380,648
2.707%, Due 12/3/2035, (5 yr. U.K. Government Bond + 2.400%)B C		1,800,000	2,018,976
NatWest Group PLC,
5.125%, Due 5/12/2027, (5 yr. U.K. Government Bond + 4.985%)C D		200,000	255,607
4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)C D		1,900,000	2,311,587
3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)B C		600,000	791,352
8.125%, Due 11/10/2033, (5 yr. CMT + 3.752%)C D	$	400,000	436,345
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B C	GBP	500,000	642,164
Shawbrook Group PLC, 12.250%, Due 1/4/2034, (5 yr. U.K. Government Bond + 7.948%)B C		600,000	842,279
Societe Generale SA,
6.750%, Due 4/6/2028, (5 yr. USD Swap + 3.929%)B C D	$	200,000	190,655
7.875%, Due 1/18/2029, (5 yr. EUR Swap + 5.228%)B C D	EUR	600,000	688,307
6.691%, Due 1/10/2034, (1 yr. CMT + 2.950%)B C	$	400,000	432,802
Standard Chartered PLC, 4.300%, Due 8/19/2028, (5 yr. CMT + 3.135%)B C D		1,400,000	1,273,431
Svenska Handelsbanken AB, 4.625%, Due 8/23/2032, (5 yr. U.K. Government Bond + 2.800%)B C	GBP	600,000	784,060
Swedbank AB, 4.000%, Due 3/17/2029, (5 yr. CMT + 2.864%)B C D	$	1,400,000	1,228,500
Unicaja Banco SA, 3.125%, Due 7/19/2032, (5 yr. EUR Swap + 3.050%)B C	EUR	700,000	754,208
UniCredit SpA,
3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D		2,100,000	2,194,435
5.375%, Due 4/16/2034, (5 yr. EURIBOR ICE Swap + 2.800%)B C		300,000	350,156
Virgin Money U.K. PLC, 8.250%, Due 6/17/2027, (5 yr. U.K. Government Bond + 6.357%)B C D	GBP	1,402,000	1,920,515

			73,805,138

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 47.30% (continued)
Financial - 38.66% (continued)
Diversified Financial Services - 1.92%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A	GBP	500,000	$646,185
Burford Capital PLC, 5.000%, Due 12/1/2026, 0025		500,000	651,763
Jerrold Finco PLC,
5.250%, Due 1/15/2027B		530,000	697,069
7.875%, Due 4/15/2030A		350,000	477,513
7.875%, Due 4/15/2030B		200,000	272,865
Marex Group PLC, 13.250%, Due 6/30/2027, (5 yr. CMT + 10.158%)B C D	$	1,200,000	1,318,650
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D	GBP	1,049,000	1,313,406
Sherwood Financing PLC, 6.000%, Due 11/15/2026A		500,000	630,573

			6,008,024

Insurance - 10.57%
Achmea BV, 4.625%, Due 3/24/2029, (5 yr. EURIBOR ICE Swap + 4.780%)B C D	EUR	1,400,000	1,460,253
Aegon Ltd., 5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)B C D		1,400,000	1,535,033
AG Insurance SA, 3.500%, Due 6/30/2047, (5 yr. EUR Swap + 3.875%)B C		400,000	441,602
Allianz SE, 5.600%, Due 9/3/2054, (5 yr. CMT + 2.771%)A C	$	600,000	618,757
ASR Nederland NV, 4.625%, Due 10/19/2027, (5 yr. EUR Swap + 3.789%)B C D	EUR	750,000	802,885
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5 yr. EUR Swap + 6.463%)B C D		1,500,000	1,687,356
Aviva PLC, 6.875%, Due 12/15/2031, (5 yr. U.K. Government Bond + 4.649%)B C D	GBP	700,000	935,210
BUPA Finance PLC,
5.000%, Due 12/8/2026B		350,000	466,122
4.000%, Due 9/24/2031, (5 yr. U.K. Government Bond + 3.170%)B C D		1,456,000	1,474,705
CNP Assurances SACA, 2.500%, Due 6/30/2051, (3 mo. EUR EURIBOR + 3.650%)B C	EUR	1,000,000	1,012,786
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 yr. GBP SONIA Linked ICE Swap + 3.394%)B C D	GBP	1,560,000	1,833,280
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026B		240,000	318,462
La Mondiale SAM,
4.375%, Due 4/24/2029, (5 yr. EUR Swap + 4.411%)B C D	EUR	700,000	736,518
4.800%, Due 1/18/2048, (5 yr. CMT + 3.235%)B C	$	800,000	777,120
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 yr. U.K. Government Bond + 5.378%)B C D	GBP	1,000,000	1,230,262
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)B C D	EUR	600,000	568,347
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)C D	GBP	1,664,000	2,222,049
4.625%, Due 5/7/2031B		750,000	914,060
6.875%, Due 11/15/2034B		1,000,000	1,353,908
Phoenix Group Holdings PLC,
5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.169%)B C D		2,200,000	2,726,591
8.500%, Due 12/12/2029, (5 yr. CMT + 4.189%)B C D	$	1,105,000	1,155,521
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 yr. CMT + 3.047%)B C D		1,000,000	995,000
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)B C D	GBP	900,000	1,352,417
Rothesay Life PLC,
6.875%, Due 9/12/2028, (5 yr. U.K. Government Bond + 5.419%)B C D		300,000	393,715
5.000%, Due 10/13/2031, (5 yr. U.K. Government Bond + 3.873%)B C D		3,893,000	4,238,642
UnipolSai Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D	EUR	1,640,000	1,847,700

			33,098,301

Savings & Loans - 2.62%
Coventry Building Society, 8.750%, Due 6/11/2029, (5 yr. U.K. Government Bond + 4.727%)B C D	GBP	1,800,000	2,485,925
Nationwide Building Society,
5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)B C D		1,600,000	2,065,813
10.250%, Due 12/6/2099E		2,086,700	3,654,656

			8,206,394

Total Financial			121,117,857

Industrial - 0.65%
Aerospace/Defense - 0.14%
Rolls-Royce PLC,
4.625%, Due 2/16/2026B	EUR	200,000	226,102
1.625%, Due 5/9/2028B		200,000	211,040

			437,142

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 47.30% (continued)
Industrial - 0.65% (continued)
Machinery - Construction & Mining - 0.11%
Siemens Energy Finance BV, 4.000%, Due 4/5/2026B	EUR	300,000	$337,417

Packaging & Containers - 0.25%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, Due 9/15/2028A	$	800,000	793,298

Transportation - 0.15%
Zenith Finco PLC, 6.500%, Due 6/30/2027A	GBP	500,000	482,572

Total Industrial			2,050,429

Utilities - 1.30%
Electric - 0.95%
ContourGlobal Power Holdings SA,
2.750%, Due 1/1/2026B	EUR	600,000	658,446
3.125%, Due 1/1/2028A		200,000	210,129
ESB Finance DAC, 2.125%, Due 11/5/2033B		500,000	511,505
National Grid Electricity Distribution West Midlands PLC, 3.875%, Due 10/17/2024B	GBP	700,000	935,225
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)B C		500,000	667,559

			2,982,864

Gas - 0.26%
APA Infrastructure Ltd., 0.750%, Due 3/15/2029B	EUR	800,000	799,608

Water - 0.09%
Severn Trent Utilities Finance PLC, 6.250%, Due 6/7/2029B	GBP	200,000	279,048

Total Utilities			4,061,520

Total Foreign Corporate Obligations (Cost $143,620,629)			148,172,163

FOREIGN SOVEREIGN OBLIGATIONS - 4.38% (Cost $13,015,145)
Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034B	EUR	12,220,000	13,723,301

ASSET-BACKED OBLIGATIONS - 17.80%
AIMCO CLO 19 Ltd., 1.000%, Due 10/20/2037, 2024-19A E, (3 mo. USD Term SOFR + 5.000%)A C	$	1,500,000	1,500,000
Aqueduct European CLO 8 DAC, 10.334%, Due 7/15/2037, 2024-8A E, (3 mo. EUR EURIBOR + 6.590%)A C	EUR	1,500,000	1,676,608
Armada Euro CLO IV DAC, 12.785%, Due 7/15/2033, 4X F, (3 mo. EUR EURIBOR + 9.100%)B C		700,000	780,016
Avoca CLO XXVIII DAC, 3.352%, Due 10/15/2037, 28A ER, (3 mo. EUR EURIBOR + 6.210%)A C		1,500,000	1,665,550
Ballyrock CLO 27 Ltd.,
6.212%, Due 10/25/2037, 2024-27A A1A, (3 mo. USD Term SOFR + 1.350%)A C	$	1,600,000	1,601,618
10.312%, Due 10/25/2037, 2024-27A D, (3 mo. USD Term SOFR + 5.450%)A C		1,300,000	1,303,857
Capital Four CLO I DAC, 4.705%, Due 10/15/2034, 3A A, (3 mo. EUR EURIBOR + 1.020%)A C	EUR	600,000	666,143
Capital Four CLO IV DAC, 10.051%, Due 4/15/2038, 4A ER, (3 mo. EUR EURIBOR + 6.380%)A C		1,500,000	1,638,178
Capital Four CLO VII DAC, 5.426%, Due 4/25/2037, 7A A, (3 mo. EUR EURIBOR + 1.500%)A C		1,500,000	1,673,915
Carlyle Global Market Strategies Euro CLO DAC, 8.319%, Due 5/17/2031, 2016-1A DR, (3 mo. EUR EURIBOR + 4.770%)A C		500,000	556,981
Contego CLO X DAC, 5.290%, Due 5/15/2038, 10A AR, (3 mo. EUR EURIBOR + 1.490%)A C		2,600,000	2,904,014
Cumulus Static CLO DAC, 5.185%, Due 4/25/2033, 2023-1A A, (3 mo. EUR EURIBOR + 1.500%)A C		473,153	527,728
CVC Cordatus Loan Fund X DAC, 9.748%, Due 1/27/2031, 10A F, (3 mo. EUR EURIBOR + 6.050%)A C		1,000,000	1,071,037
CVC Cordatus Loan Fund XVII DAC, 9.669%, Due 11/18/2033, 17A ER, (3 mo. EUR EURIBOR + 6.120%)A C		1,250,000	1,392,937
Dryden 56 Euro CLO DAC, 10.135%, Due 1/15/2032, 2017-56A F, (3 mo. EUR EURIBOR + 6.450%)A C		1,100,000	1,168,666
Dryden 62 Euro CLO DAC, 8.535%, Due 7/15/2031, 2017-62X E, (3 mo. EUR EURIBOR + 4.850%)B C		1,000,000	1,094,208
Golub Capital Partners CLO 75B Ltd., 11.185%, Due 7/25/2037, 2024-75A E, (3 mo. USD Term SOFR + 5.900%)A C	$	1,000,000	997,244
Harvest CLO XVI DAC, 9.255%, Due 10/15/2031, 16A ER, (3 mo. EUR EURIBOR + 5.570%)A C	EUR	1,550,000	1,726,425
Hayfin Emerald CLO I DAC, 6.762%, Due 4/17/2034, 1A DR, (3 mo. EUR EURIBOR + 3.100%)A C		1,500,000	1,585,465
ICG Euro CLO, 10.226%, Due 2/15/2037, 2024-1A E, (3 mo. EUR EURIBOR + 6.540%)A C		1,500,000	1,612,977
Jubilee CLO DAC, 10.471%, Due 7/21/2037, 2024-28A E, (3 mo. EUR EURIBOR + 6.780%)A C		1,500,000	1,670,978
Oaktree CLO Ltd., 10.380%, Due 10/22/2037, 2024-27A E, (3 mo. USD Term SOFR + 5.600%)A C	$	1,250,000	1,244,964
OCP CLO Ltd., 4.593%, Due 10/16/2037, 2024-36A E, (3 mo. USD Term SOFR + 5.400%)A C		1,500,000	1,500,000
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, 2024-9A A, (3 mo. EUR EURIBOR + 1.480%)A C	EUR	3,000,000	3,344,184
Penta CLO 16 DAC, 10.710%, Due 10/18/2036, 2024-16A E, (3 mo. EUR EURIBOR + 6.790%)A C		1,500,000	1,687,039

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
ASSET-BACKED OBLIGATIONS - 17.80% (continued)
Penta CLO 9 DAC,
9.725%, Due 7/25/2036, 2021-9A E, (3 mo. EUR EURIBOR + 6.040%)A C	EUR	1,000,000	$1,113,771
12.425%, Due 7/25/2036, 2021-9A F, (3 mo. EUR EURIBOR + 8.740%)A C		1,000,000	1,106,310
Pikes Peak CLO 16 Ltd., 11.315%, Due 7/25/2037, 2024-16A E, (3 mo. USD Term SOFR + 6.000%)A C	$	1,500,000	1,512,274
Providus CLO II DAC, 8.935%, Due 7/15/2031, 2X E, (3 mo. EUR EURIBOR + 5.250%)B C	EUR	545,000	606,666
Providus CLO VI DAC, 9.670%, Due 5/20/2034, 6A E, (3 mo. EUR EURIBOR + 6.110%)A C		1,250,000	1,389,773
Rockfield Park CLO DAC, 9.614%, Due 7/16/2034, 1A D, (3 mo. EUR EURIBOR + 5.950%)A C		1,500,000	1,679,278
RRE 5 Loan Management DAC, 10.035%, Due 1/15/2037, 5A DR, (3 mo. EUR EURIBOR + 6.350%)A C		1,000,000	1,114,995
Segovia European CLO DAC, 8.804%, Due 10/18/2031, 2018-5A E, (3 mo. EUR EURIBOR + 5.130%)A C		1,190,000	1,327,215
Voya Euro CLO I DAC, 10.095%, Due 10/15/2030, 1X F, (3 mo. EUR EURIBOR + 6.410%)B C		1,100,000	1,224,496
Voya Euro CLO II DAC,
4.645%, Due 7/15/2035, 2A AR, (3 mo. EUR EURIBOR + 0.960%)A C		2,557,000	2,839,606
9.705%, Due 7/15/2035, 2A ER, (3 mo. EUR EURIBOR + 6.020%)A C		1,700,000	1,909,953
Voya Euro CLO III DAC, 11.585%, Due 4/15/2033, 3X F, (3 mo. EUR EURIBOR + 7.900%)B C		1,300,000	1,398,673
Voya Euro CLO IV DAC, 9.845%, Due 10/15/2034, 4A ER, (3 mo. EUR EURIBOR + 6.160%)A C		1,750,000	1,950,454

Total Asset-Backed Obligations (Cost $55,633,067)			55,764,196

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.28% (Cost $3,954,002)
Together Asset-Backed Securitisation PLC, 5.914%, Due 10/12/2065, 2024-1ST2A A, (Sterling Overnight Index Average + 0.960%)A C	GBP	3,000,000	4,016,691

U.S. TREASURY OBLIGATIONS - 16.30%
U.S. Treasury Notes,
4.500%, Due 11/15/2033	$	15,555,000	16,408,702
4.000%, Due 2/15/2034		34,115,000	34,664,038

Total U.S. Treasury Obligations (Cost $49,804,983)			51,072,740

SHORT-TERM INVESTMENTS - 4.58%
U.S. Treasury Obligations - 1.93%
U.S. Treasury Bills, 5.126%, Due 10/22/2024		6,050,000	6,033,281

		Shares
Investment Companies - 2.65%
American Beacon U.S. Government Money Market Select Fund, 4.81% F G		8,300,088	8,300,088

Total Short-Term Investments (Cost $14,332,376)			14,333,369

TOTAL INVESTMENTS - 99.70% (Cost $304,961,169)			312,339,616
OTHER ASSETS, NET OF LIABILITIES - 0.30%			946,301

TOTAL NET ASSETS - 100.00%			$313,285,917

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $82,023,935 or 26.18% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2024.

D	Perpetual maturity. The date shown, if any, is the next call date.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

ICE - Intercontinental Exchange.

IP - Intellectual Property.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on September 30, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	628,467	GBP	626,981	10/24/2024	SSB	$1,486	$—	$1,486
USD	679,255	GBP	676,803	10/24/2024	SSB	2,452	—	2,452
USD	1,006,796	EUR	1,005,125	10/24/2024	SSB	1,671	—	1,671
USD	1,767,456	GBP	1,762,982	10/24/2024	SSB	4,474	—	4,474
USD	2,167,997	EUR	2,156,104	10/24/2024	SSB	11,893	—	11,893
USD	74,616,271	GBP	74,910,282	10/24/2024	SSB	—	(294,011)	(294,011)
USD	116,820,679	EUR	116,380,039	10/24/2024	SSB	440,640	—	440,640

						$462,616	$(294,011)	$168,605

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2024, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$25,257,156	$—	$25,257,156
Foreign Corporate Obligations	—	148,172,163	—	148,172,163
Foreign Sovereign Obligations	—	13,723,301	—	13,723,301
Asset-Backed Obligations	—	55,764,196	—	55,764,196
Collateralized Mortgage Obligations	—	4,016,691	—	4,016,691
U.S. Treasury Obligations	—	51,072,740	—	51,072,740
Short-Term Investments	8,300,088	6,033,281	—	14,333,369

Total Investments in Securities - Assets	$8,300,088	$304,039,528	$—	$312,339,616

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$462,616	$—	$462,616

Total Financial Derivative Instruments - Assets	$—	$462,616	$—	$462,616

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(294,011)	$—	$(294,011)

Total Financial Derivative Instruments - Liabilities	$—	$(294,011)	$—	$(294,011)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 12.19%
Communications - 1.29%
Telecommunications - 1.29%
AT&T, Inc., 2.900%, Due 12/4/2026	GBP	100,000	$128,890

Consumer, Cyclical - 1.33%
Auto Manufacturers - 1.33%
General Motors Financial Co., Inc., 5.150%, Due 8/15/2026A		100,000	133,491

Consumer, Non-Cyclical - 3.93%
Cosmetics/Personal Care - 2.48%
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025	$	250,000	247,783

Pharmaceuticals - 1.45%
Becton Dickinson & Co., 3.020%, Due 5/24/2025	GBP	110,000	144,916

Total Consumer, Non-Cyclical			392,699

Financial - 2.64%
Banks - 1.31%
Bank of America Corp., 2.300%, Due 7/25/2025A		100,000	130,852

REITS - 1.33%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025A		100,000	133,227

Total Financial			264,079

Technology - 3.00%
Software - 3.00%
Fidelity National Information Services, Inc., 4.500%, Due 7/15/2025	$	130,000	129,762
Fiserv, Inc., 2.250%, Due 7/1/2025	GBP	130,000	170,025

			299,787

Total Technology			299,787

Total Corporate Obligations (Cost $1,174,094)			1,218,946

FOREIGN CORPORATE OBLIGATIONS - 67.81%
Communications - 6.07%
Media - 1.43%
Arqiva Financing PLC, 7.210%, Due 6/30/2045A		100,000	142,991

Telecommunications - 4.64%
Deutsche Telekom International Finance BV, 2.500%, Due 10/10/2025A		100,000	130,613
Orange SA, 5.000%, Due 10/1/2026, (5 yr. EUR Swap + 3.990%)A B C	EUR	100,000	113,989
Telefonica Europe BV, 3.875%, Due 6/22/2026, (8 yr. EUR Swap + 2.967%)A B C		100,000	110,820
Vodafone Group PLC, 2.625%, Due 8/27/2080, (5 yr. EUR Swap + 3.002%)A B		100,000	108,733

			464,155

Total Communications			607,146

Consumer, Cyclical - 3.19%
Distribution/Wholesale - 1.84%
Bunzl Finance PLC, 2.250%, Due 6/11/2025A	GBP	140,000	183,516

Entertainment - 1.35%
CPUK Finance Ltd., 5.876%, Due 8/28/2027A		100,000	135,135

Total Consumer, Cyclical			318,651

Consumer, Non-Cyclical - 1.98%
Food - 1.98%
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025A		150,000	197,260

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 67.81% (continued)
Financial - 42.52%
Banks - 20.90%
ABN AMRO Bank NV, 5.250%, Due 5/26/2026A	GBP	100,000	$134,684
Argenta Spaarbank NV, 5.375%, Due 11/29/2027, (1 yr. EUR Swap + 2.750%)A B	EUR	100,000	116,175
Banco Santander SA, 1.500%, Due 4/14/2026A	GBP	100,000	127,099
Barclays PLC,
3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)A B		100,000	130,708
8.407%, Due 11/14/2032, (5 yr. U.K. Government Bond + 4.750%)A B		100,000	142,809
BNP Paribas SA, 2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)A B		100,000	126,403
BPCE SA, 6.125%, Due 5/24/2029A		100,000	138,170
Credit Agricole SA,
5.375%, Due 1/15/2029, (1 yr. U.K. Government Bond + 1.650%)A B		100,000	134,961
1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)A B		100,000	124,045
HSBC Holdings PLC, 1.750%, Due 7/24/2027, (Sterling Overnight Index Average + 1.307%)B		100,000	126,368
ING Groep NV, 6.250%, Due 5/20/2033, (5 yr. U.K. Government Bond + 2.800%)A B		100,000	136,816
Lloyds Banking Group PLC, 6.625%, Due 6/2/2033, (5 yr. U.K. Government Bond + 3.100%)A B		100,000	137,637
NatWest Group PLC, 3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)A B		100,000	131,892
Santander U.K. Group Holdings PLC, 7.098%, Due 11/16/2027, (1 yr. GBP Swap + 2.866%)A B		100,000	138,944
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 yr. EUR Swap + 2.800%)A B	EUR	100,000	110,151
Virgin Money U.K. PLC, 5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)A B	GBP	100,000	132,778

			2,089,640

Insurance - 12.52%
ASR Nederland NV, 3.375%, Due 5/2/2049, (5 yr. EUR Swap + 4.000%)A B	EUR	100,000	108,032
Aviva PLC, 6.125%, Due 11/14/2036, (5 yr. U.K. Government Bond + 2.850%)A B	GBP	10,000	13,684
AXA SA, 3.250%, Due 5/28/2049, (3 mo. EUR EURIBOR + 3.200%)A B	EUR	100,000	109,965
BUPA Finance PLC, 5.000%, Due 12/8/2026A	GBP	100,000	133,178
CNP Assurances SACA, 4.250%, Due 6/5/2045, (5 yr. EUR Swap + 3.600%)A B	EUR	100,000	111,342
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 yr. U.K. Government Bond + 4.580%)A B	GBP	100,000	133,314
NN Group NV, 4.500%, Due 1/15/2026, (3 mo. EUR EURIBOR + 4.000%)A B C	EUR	100,000	111,858
Phoenix Group Holdings PLC, 5.867%, Due 6/13/2029A	GBP	100,000	133,482
Real Finance Bonds No. 3 PLC, 6.125%, Due 11/13/2028A		100,000	136,999
Rothesay Life PLC, 8.000%, Due 10/30/2025A		190,000	259,707

			1,251,561

Real Estate - 2.38%
Heimstaden Bostad Treasury BV, 0.250%, Due 10/13/2024A	EUR	100,000	111,083
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, B2, (Sterling Overnight Index Average + 4.440%)A B	GBP	100,000	127,346

			238,429

Savings & Loans - 6.72%
Coventry Building Society, 7.000%, Due 11/7/2027, (1 yr. U.K. Government Bond + 2.600%)A B		100,000	138,574
Leeds Building Society, 1.500%, Due 3/16/2027, (1 yr. U.K. Government Bond + 1.300%)A B		100,000	127,293
Nationwide Building Society, 5.875%, Due 12/20/2024, (5 yr. U.K. Government Bond + 5.390%)A B C		200,000	267,036
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A B		100,000	138,625

			671,528

Total Financial			4,251,158

Industrial - 4.07%
Miscellaneous Manufacturing - 1.32%
Siemens Financieringsmaatschappij NV, 1.000%, Due 2/20/2025A		100,000	131,638

Transportation - 1.35%
Eversholt Funding PLC, 6.359%, Due 12/2/2025A		100,000	135,563

Trucking & Leasing - 1.40%
Porterbrook Rail Finance Ltd., 7.125%, Due 10/20/2026		100,000	139,805

Total Industrial			407,006

Technology - 1.14%
Software - 1.14%
Sage Group PLC, 3.820%, Due 2/15/2028A	EUR	100,000	114,110

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 67.81% (continued)
Utilities - 8.84%
Electric - 6.32%
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)A B	GBP	100,000	$133,512
NIE Finance PLC, 6.375%, Due 6/2/2026A		100,000	137,004
SSE PLC, 4.000%, Due 1/21/2028, (5 yr. EUR Swap + 2.696%)A B C	EUR	100,000	111,020
TenneT Holding BV, 4.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 1.947%)A B C		100,000	113,124
Vattenfall AB, 6.875%, Due 8/17/2083, (5 yr. U.K. Government Bond + 3.059%)A B	GBP	100,000	137,361

			632,021

Gas - 1.21%
APA Infrastructure Ltd., 7.125%, Due 11/9/2083, (5 yr. EURIBOR ICE Swap + 4.098%)A B	EUR	100,000	120,888

Water - 1.31%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026A	GBP	100,000	130,981

Total Utilities			883,890

Total Foreign Corporate Obligations (Cost $6,498,941)			6,779,221

FOREIGN SOVEREIGN OBLIGATIONS - 6.44% (Cost $614,242)
Bundesobligation, 2.100%, Due 4/12/2029, Series 189A	EUR	575,000	644,253

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.11%
Castell PLC, 5.809%, Due 11/25/2053, 2021-1 A, (Sterling Overnight Index Average + 0.850%)A B	GBP	27,587	36,929
Together Asset-Backed Securitisation PLC, 5.754%, Due 7/12/2063, 2021-1ST1 A, (Sterling Overnight Index Average + 0.700%)A B		55,447	74,137
Tower Bridge Funding PLC, 6.780%, Due 11/20/2063, 2021-2 D, (Sterling Overnight Index Average + 1.800%)A B		169,000	225,823
Twin Bridges PLC, 7.080%, Due 3/12/2055, 2021-1 D, (Sterling Overnight Index Average + 2.100%)A B		130,000	173,424

Total Collateralized Mortgage Obligations (Cost $518,709)			510,313

U.S. TREASURY OBLIGATIONS - 5.16% (Cost $517,234)
U.S. Treasury Notes, 3.625%, Due 8/31/2029		$515,000	516,247

TOTAL INVESTMENTS - 96.71% (Cost $9,323,220)			9,668,980
OTHER ASSETS, NET OF LIABILITIES - 3.29%			329,173

TOTAL NET ASSETS - 100.00%			$9,998,153

Percentages are stated as a percent of net assets.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2024.

C	Perpetual maturity. The date shown, if any, is the next call date.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	9,886	USD	9,939	10/18/2024	SSB	$—	$(53)	$(53)
EUR	17,364	USD	17,382	10/18/2024	SSB	—	(17)	(17)
GBP	130,100	USD	128,515	10/18/2024	SSB	1,585	—	1,585
GBP	159,267	USD	159,442	10/18/2024	SSB	—	(175)	(175)
EUR	157,774	USD	157,644	10/18/2024	SSB	130	—	130
USD	2,438,917	EUR	2,435,985	10/18/2024	SSB	2,932	—	2,932
USD	6,917,877	GBP	6,994,084	10/18/2024	SSB	—	(76,209)	(76,209)

						$4,647	$(76,454)	$(71,807)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2024, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,218,946	$—	$1,218,946
Foreign Corporate Obligations	—	6,779,221	—	6,779,221
Foreign Sovereign Obligations	—	644,253	—	644,253
Collateralized Mortgage Obligations	—	510,313	—	510,313
U.S. Treasury Obligations	—	516,247	—	516,247

Total Investments in Securities - Assets	$—	$9,668,980	$—	$9,668,980

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$4,647	$—	$4,647

Total Financial Derivative Instruments - Assets	$—	$4,647	$—	$4,647

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(76,454)	$—	$(76,454)

Total Financial Derivative Instruments - Liabilities	$—	$(76,454)	$—	$(76,454)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

September 30, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

September 30, 2024 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

September 30, 2024 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.